Subordinated Debt and Debentures - Other Key Items, Subordinated Debentures and Trust Preferred Securities (Details) - LIBOR	12 Months Ended
Dec. 31, 2022
IBC Capital Finance III
Subordinated Debt [Abstract]
Term of variable rate	3 months
Interest rate spread	1.60%
IBC Capital Finance IV
Subordinated Debt [Abstract]
Term of variable rate	3 months
Interest rate spread	2.85%
Midwest Guaranty Trust I
Subordinated Debt [Abstract]
Term of variable rate	3 months
Interest rate spread	3.45%
TCSB Statutory Trust I
Subordinated Debt [Abstract]
Term of variable rate	3 months
Interest rate spread	2.20%